UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 142.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.6%
AVIO S.p.A.
Term Loan, 3.08%, Maturing June 14, 2017		300	$300,031
Term Loan, 3.87%, Maturing December 14, 2017	EUR	275	352,994
Term Loan, 3.95%, Maturing December 14, 2017		325	325,034
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		423	429,430
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		342	345,954
Term Loan, 6.25%, Maturing November 2, 2018		155	156,832
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		225	226,768
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020		400	402,500
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		835	626,157
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017		798	811,632
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 5, 2019		998	1,005,426
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		736	738,559
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		1,646	1,670,734

			$7,392,051

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(2)		414	$410,328

			$410,328

Automotive — 6.2%
Allison Transmission, Inc.
Term Loan, 4.25%, Maturing August 23, 2019		1,713	$1,737,100
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		677	686,700
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		4,057	4,141,620
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014		2,180	2,043,699
Term Loan, 2.14%, Maturing December 28, 2015		570	534,226
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		3,375	3,417,161
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		1,006	1,017,106
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		673	685,096
SRAM, LLC
Term Loan, 4.75%, Maturing June 7, 2018		576	577,072
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		721	730,244
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		448	451,668

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 15, 2017		1,450	$1,457,855

			$17,479,547

Building and Development — 0.6%
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		275	$277,406
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		370	346,242
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		803	811,692
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		248	249,626

			$1,684,966

Business Equipment and Services — 12.5%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		172	$174,782
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		985	998,706
Acxiom Corporation
Term Loan, 3.29%, Maturing March 15, 2015		348	351,023
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		1,398	1,419,498
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 9, 2016		1,461	1,430,742
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		490	494,295
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		336	337,928
Term Loan, 3.20%, Maturing February 21, 2015		709	695,861
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		399	406,481
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		546	549,924
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		327	327,536
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 16, 2018		341	342,449
Term Loan, 6.25%, Maturing October 23, 2018		82	79,609
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		701	714,615
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		561	568,654
ClientLogic Corporation
Term Loan, 6.87%, Maturing January 30, 2017	EUR	586	713,073
Term Loan, 7.06%, Maturing January 30, 2017		303	298,939
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		274	277,056
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		249	251,082
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		258	260,472
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		1,039	901,660
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		1,022	1,031,384
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		250	251,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		987	$996,576
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing January 25, 2020		257	258,503
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		821	833,872
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		789	794,523
IMS Health Incorporated
Term Loan, 3.75%, Maturing August 25, 2017		1,216	1,230,815
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		798	808,225
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		450	471,375
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,008	1,003,870
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		336	336,199
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		500	504,000
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		421	427,063
National CineMedia, LLC
Term Loan, 3.46%, Maturing November 23, 2019		250	252,396
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		2,109	2,141,111
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		274	277,387
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		599	607,100
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		343	343,858
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		318	321,394
SunGard Data Systems, Inc.
Term Loan, 3.96%, Maturing February 28, 2017		1,323	1,331,730
Term Loan, 4.00%, Maturing March 8, 2020		3,575	3,624,156
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		418	422,783
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019		1,898	1,923,894
Travelport LLC
Term Loan, 4.88%, Maturing August 21, 2015	EUR	371	466,144
Term Loan, 5.03%, Maturing August 21, 2015		95	94,742
Term Loan, 5.06%, Maturing August 21, 2015		457	455,245
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		61	61,157
Term Loan, 6.00%, Maturing July 28, 2017		309	312,453
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018		1,948	1,981,899

			$35,159,489

Cable and Satellite Television — 6.2%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		423	$430,011
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		582	586,638
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		198	199,732

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		2,203	$2,226,326
Crown Media Holdings, Inc.
Term Loan, 5.25%, Maturing July 14, 2018		205	207,321
CSC Holdings, Inc.
Term Loan, 1.95%, Maturing March 29, 2016		1,920	1,928,544
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018		424	427,117
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		550	553,486
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	521	664,366
Term Loan, 3.00%, Maturing March 4, 2016	EUR	521	664,366
Term Loan, 7.37%, Maturing March 6, 2017(3)	EUR	220	274,970
Term Loan - Second Lien, 4.12%, Maturing September 2, 2016	EUR	271	340,592
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		783	783,959
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		729	736,973
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		995	995,110
Term Loan, 4.50%, Maturing October 23, 2017		389	392,566
UPC Broadband Holding B.V.
Term Loan, 3.87%, Maturing December 31, 2016	EUR	726	934,123
UPC Financing Partnership
Term Loan, 3.70%, Maturing December 30, 2016		379	383,274
Term Loan, 3.70%, Maturing December 29, 2017		1,037	1,045,526
Term Loan, 4.00%, Maturing January 29, 2021		400	406,000
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 15, 2020(4)	GBP	750	1,144,098
Term Loan, Maturing February 17, 2020(4)		2,050	2,042,312

			$17,367,410

Chemicals and Plastics — 3.3%
AI Chem & Cy S.C.A.
Term Loan, Maturing August 30, 2019(4)		148	$148,694
Term Loan, Maturing October 1, 2019(4)		77	76,477
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		528	538,326
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		347	350,849
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		244	246,589
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		1,733	1,762,278
Milacron LLC
Term Loan, Maturing March 28, 2020(4)		200	202,250
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		599	605,607
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018		63	63,885
Tronox, Inc.
Term Loan, 4.50%, Maturing March 13, 2020		1,025	1,040,192
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020		1,425	1,445,566
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		2,725	2,755,291

			$9,236,004

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Clothing/Textiles — 0.1%
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	235	$238,014

		$238,014

Conglomerates — 2.6%
ISS Holdings A/S
Term Loan, Maturing March 15, 2018(4)	225	$225,984
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	250	251,250
Rexnord LLC
Term Loan, 4.50%, Maturing April 2, 2018	1,654	1,674,106
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016	1,414	1,430,179
Term Loan, 5.50%, Maturing October 18, 2017	693	703,828
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	222	223,484
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	249,375
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	1,671	1,693,960
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	821	826,923

		$7,279,089

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 4, 2020	1,075	$1,074,521
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	1,347	1,364,299
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	248	248,745
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	1,716	1,743,346
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	271	275,362
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	323	327,956

		$5,034,229

Cosmetics/Toiletries — 1.1%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	1,489	$1,504,828
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.20%, Maturing November 28, 2014	525	461,125
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 18, 2020	1,075	1,087,766

		$3,053,719

Drugs — 1.2%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	248	$250,594
Term Loan, 5.50%, Maturing February 10, 2017	782	789,820
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	597	604,402
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	227	230,772
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	279	283,497
Term Loan, 4.25%, Maturing March 15, 2018	642	651,256
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	506	513,198

		$3,323,539

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	998	$1,009,844
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	274	278,513

		$1,288,357

Electronics/Electrical — 9.8%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	762	$776,595
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	632	641,095
Attachmate Corporation
Term Loan, 7.27%, Maturing November 22, 2017	1,486	1,504,057
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	236	237,230
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	1,054	1,065,339
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	399	404,320
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	667	672,813
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	906	897,221
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	1,302	1,319,763
Edwards (Cayman Islands II) Limited
Term Loan, Maturing May 31, 2016(4)	675	676,266
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	1,450	1,461,329
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	175	176,090
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	2,556	2,603,108
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	475	476,781
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	697	709,124
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	715	721,925
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	851	872,048
Term Loan, 4.75%, Maturing January 11, 2020	474	485,263
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	369	369,255
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	1,322	1,349,773
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	250	261,875
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	199	200,981
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	1,769	1,790,290
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	715	719,635
Term Loan, 5.00%, Maturing March 10, 2016	175	176,167
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	496	500,282
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	277	280,038

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	608	$617,275
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	677	687,878
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	373	377,585
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	62	62,537
Term Loan, 5.00%, Maturing June 7, 2019	595	602,297
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	648	658,101
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	275	279,812
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	107	107,328
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,057	1,068,207
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	599	605,981
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	250	255,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,033	1,043,206

		$27,713,870

Equipment Leasing — 1.0%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	425	$427,834
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	650	654,875
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,700	1,710,625

		$2,793,334

Financial Intermediaries — 6.4%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	425	$432,438
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	609	615,469
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	1,553	1,557,164
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	274	277,056
First Data Corporation
Term Loan, 4.20%, Maturing March 23, 2018	2,270	2,266,577
Term Loan, 5.20%, Maturing September 24, 2018	625	630,794
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,067	1,062,981
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	356	358,922
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	456	459,762
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	945	951,187
LPL Holdings, Inc.
Term Loan, 4.00%, Maturing March 29, 2019	1,535	1,549,845
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	319	324,907
Moneygram International, Inc
Term Loan, Maturing March 20, 2020(4)	225	225,000
Nuveen Investments, Inc.
Term Loan, 5.20%, Maturing May 13, 2017	3,171	3,232,721

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		625	$635,937
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016		668	618,396
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(5)		4	3,038
Term Loan, 6.96%, Maturing December 10, 2015(5)		117	89,753
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		1,738	1,758,205
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		248	248,815
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		614	626,137

			$17,925,104

Food Products — 7.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		648	$658,911
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		647	654,637
Clearwater Seafoods Limited Partnership
Term Loan, 6.76%, Maturing June 6, 2018		495	499,891
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		3,206	3,237,939
Dole Food Company Inc.
Term Loan, 6.00%, Maturing July 6, 2018		1,171	1,175,930
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		597	602,970
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		303	303,292
HJ Heinz Co.
Term Loan, Maturing March 27, 2020(4)		5,200	5,251,350
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		985	993,625
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		771	784,331
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,183	4,239,957
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		1,687	1,706,834
Solvest Ltd.
Term Loan, 6.00%, Maturing July 6, 2018		2,095	2,104,299

			$22,213,966

Food Service — 5.6%
Aramark Corporation
Term Loan, 3.70%, Maturing July 26, 2016		2,386	$2,404,166
Term Loan, 3.71%, Maturing July 26, 2016		88	88,872
Term Loan, 3.71%, Maturing July 26, 2016		157	158,110
Term Loan, 3.76%, Maturing July 26, 2016		1,081	1,089,978
Term Loan, 4.01%, Maturing July 26, 2016	GBP	475	710,913
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		199	199,995
Buffets, Inc.
Term Loan, 0.31%, Maturing April 22, 2015(5)		54	54,189
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		1,119	1,136,045
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,197	1,215,754

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		1,330	$1,347,597
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		1,292	1,303,516
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		297	301,927
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		1,316	1,336,537
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		199	201,736
Sagittarius Restaurants, LLC
Term Loan, Maturing September 28, 2018(4)		300	297,000
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		2,224	2,257,432
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		670	674,418
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		995	1,007,078

			$15,785,263

Food/Drug Retailers — 4.3%
Albertson’s, LLC
Term Loan, 5.75%, Maturing March 21, 2016		350	$356,407
Alliance Boots Holdings Limited
Term Loan, 3.99%, Maturing July 10, 2017	GBP	3,275	4,927,212
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		3,795	3,832,766
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		224	227,787
Rite Aid Corporation
Term Loan, 4.25%, Maturing February 21, 2020		1,150	1,163,537
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		225	233,625
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		298	299,983
Supervalu Inc.
Term Loan, 6.25%, Maturing March 21, 2019		1,125	1,146,194

			$12,187,511

Health Care — 16.5%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		223	$225,964
Term Loan, 4.25%, Maturing June 30, 2017		296	299,768
Term Loan, 4.25%, Maturing June 30, 2017		1,185	1,199,072
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		199	199,998
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		398	401,597
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		773	787,557
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		223	227,202
Biomet Inc.
Term Loan, 3.97%, Maturing July 25, 2017		1,599	1,617,165
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016		1,252	1,263,332
Term Loan, 4.25%, Maturing September 15, 2017		568	574,614

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	321	$325,377
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017	3,182	3,219,938
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	589	599,289
CRC Health Corporation
Term Loan, 4.78%, Maturing November 16, 2015	487	489,483
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	1,466	1,484,578
Term Loan, 4.00%, Maturing November 1, 2019	1,571	1,589,351
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,371	1,395,551
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,477	1,431,640
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	396	401,816
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,582	1,603,516
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	1,446	1,462,887
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	317	320,098
HCA, Inc.
Term Loan, 3.53%, Maturing March 31, 2017	2,218	2,240,074
Term Loan, 3.45%, Maturing May 1, 2018	925	933,680
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	924	933,521
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	945	959,527
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	833	845,793
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,243	1,233,907
Term Loan, 7.75%, Maturing May 15, 2018	307	304,700
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017	1,425	1,441,597
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	337	340,302
Term Loan, 5.25%, Maturing June 1, 2018	399	403,239
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	2,222	2,264,967
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	273	280,102
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	284	287,093
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	392	392,968
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 18, 2017	1,027	1,040,257
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	297	298,485
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	449	452,803
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	759	763,481
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	973	986,240
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	149	150,085

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018		746	$756,045
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019		300	303,094
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		1,498	1,513,287
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		323	325,985
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		737	743,093
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019		846	860,540
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		524	529,924
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		894	903,420
Term Loan, 3.50%, Maturing December 11, 2019		1,022	1,032,529
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		730	739,663
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017		524	530,234
Term Loan, 4.45%, Maturing April 3, 2017		727	736,260

			$46,646,688

Home Furnishings — 0.8%
Oreck Corporation
Term Loan - Second Lien, 3.78%, Maturing March 19, 2016(5)		128	$116,747
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		850	862,927
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	374	440,800
Tempur-Pedic International Inc.
Term Loan, 5.00%, Maturing December 12, 2019		923	936,775

			$2,357,249

Industrial Equipment — 1.7%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		174	$175,311
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 28, 2020		375	380,859
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		349	351,798
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		702	720,670
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		498	501,293
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		1,592	1,613,562
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		66	66,873
Schaeffler AG
Term Loan, Maturing January 27, 2017(4)		400	405,000
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		488	490,000

			$4,705,366

Insurance — 4.2%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		998	$1,009,658

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	2,020	$2,046,029
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	297	298,856
Term Loan, 5.50%, Maturing December 8, 2016	660	664,751
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	4,389	4,429,690
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	150	152,243
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	1,072	1,083,483
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	349	356,108
Hub International Limited
Term Loan, 4.70%, Maturing June 13, 2017	957	967,182
Term Loan, 6.75%, Maturing December 13, 2017	265	268,714
Sedgwick CMS Holdings, Inc.
Term Loan, 4.00%, Maturing December 30, 2016	495	502,018

		$11,778,732

Leisure Goods/Activities/Movies — 5.6%
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	1,886	$1,904,310
Term Loan, 4.75%, Maturing February 22, 2018	494	498,006
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 22, 2019	2,125	2,148,685
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 16, 2020	449	452,990
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	900	912,657
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	1,728	1,759,129
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016	486	487,466
Delta 2 (LUX) S.a.r.l.
Term Loan, 6.00%, Maturing April 30, 2019	1,015	1,029,273
Equinox Holdings, Inc.
Term Loan, 5.50%, Maturing January 31, 2020	600	610,875
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	1,289	1,300,989
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(5)	397	329,912
Term Loan - Second Lien, 7.21%, Maturing June 21, 2015(5)	450	239,625
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017	1,114	1,124,944
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	726	737,031
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	880	892,750
Zuffa LLC
Term Loan, 5.75%, Maturing February 25, 2020	1,446	1,468,071

		$15,896,713

Lodging and Casinos — 2.4%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017	223	$226,230
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	515	519,404
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016	968	989,269
Term Loan, 5.45%, Maturing January 26, 2018	1,381	1,283,214

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group LTD
Term Loan, 5.50%, Maturing May 25, 2018	GBP	825	$1,245,625
Isle of Capri Casinos, Inc.
Term Loan, 4.85%, Maturing March 24, 2017		139	139,860
LodgeNet Entertainment Corporation
Term Loan, 6.75%, Maturing April 4, 2014		415	323,335
MGM Resorts International
Term Loan, 4.25%, Maturing December 20, 2019		1,297	1,320,138
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		174	175,786
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		297	299,599
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		246	249,330

			$6,771,790

Nonferrous Metals/Minerals — 2.4%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		1,465	$1,490,988
Constellium Holdco B.V.
Term Loan, 6.25%, Maturing March 25, 2020		250	256,875
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		1,497	1,508,554
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		520	528,521
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		1,664	1,688,895
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016		448	451,467
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018		595	569,904
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019		250	238,750

			$6,733,954

Oil and Gas — 5.5%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		80	$80,978
Term Loan, 9.00%, Maturing June 23, 2017		1,085	1,109,531
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		1,010	1,030,463
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		1,325	1,333,834
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016		914	870,972
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		1,163	1,180,699
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		3,758	3,805,431
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,144	1,155,364
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019		1,025	1,028,844
Ruby Western Pipeline Holdings, LLC
Term Loan, Maturing March 27, 2020(4)		225	228,094
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018		425	431,162
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019		1,025	1,042,058
Term Loan, 5.00%, Maturing September 25, 2019		83	84,341
Term Loan, 5.00%, Maturing September 25, 2019		136	138,081

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018		1,072	$1,091,971
Tervita Corporation
Term Loan, 6.25%, Maturing May 1, 2018		825	835,957

			$15,447,780

Publishing — 5.7%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		1,714	$1,712,265
Aster Zweite Beteiligungs GmbH
Term Loan, 5.48%, Maturing December 31, 2014	EUR	214	275,626
Term Loan, 5.48%, Maturing December 31, 2014	EUR	240	308,074
Term Loan, 5.55%, Maturing December 31, 2014		548	550,105
Term Loan, 5.55%, Maturing December 31, 2014		561	562,622
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014		318	117,081
Term Loan, 2.21%, Maturing August 28, 2014		708	261,180
Term Loan, 2.46%, Maturing August 28, 2014		342	126,087
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		2,444	2,483,805
Instant Web, Inc.
Term Loan, 3.58%, Maturing August 7, 2014		83	60,261
Term Loan, 3.58%, Maturing August 7, 2014		792	578,079
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		1,581	1,601,193
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018		299	304,487
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		3,342	3,381,045
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		425	412,250
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		25	25,410
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		350	351,750
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		231	183,727
Nielsen Finance LLC
Term Loan, 2.95%, Maturing May 2, 2016		1,943	1,964,378
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		848	856,990

			$16,116,415

Radio and Television — 3.6%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016		758	$673,909
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		2,590	2,626,778
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019		445	462,800
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		243	248,432
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		697	710,141
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		241	244,907
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		296	300,325
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		208	211,900
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		492	501,225

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing January 17, 2020		375	$376,582
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		442	448,757
Sinclair Television Group Inc.
Term Loan, 5.25%, Maturing October 28, 2016		376	377,766
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016	EUR	505	605,889
Term Loan, 4.12%, Maturing January 29, 2016	EUR	505	605,889
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020		1,651	1,663,176

			$10,058,476

Retailers (Except Food and Drug) — 6.4%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		247	$250,507
B&M Retail Limited
Term Loan, 5.99%, Maturing February 18, 2020	GBP	525	790,332
Bass Pro Group, LLC
Term Loan, 4.04%, Maturing November 20, 2019		698	706,397
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		324	328,795
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		347	353,024
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		603	609,461
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		498	504,341
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		860	870,649
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,372	1,384,605
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,275	1,290,401
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		395	399,938
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		2,525	2,552,459
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.43%, Maturing September 27, 2019		249	251,869
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		698	704,360
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		224	228,360
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		1,598	1,620,574
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		894	904,188
Term Loan, 4.25%, Maturing August 7, 2019		299	302,185
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		1,466	1,482,797
Term Loan, 4.25%, Maturing April 1, 2017		723	730,871
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		640	622,489
Vivarte SA
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	13	11,917
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	88	83,420
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	900	858,039

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018	317	$322,420

		$18,164,398

Steel — 2.1%
Ameriforge Group, Inc.
Term Loan, 6.00%, Maturing December 19, 2019	274	$278,256
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014	522	535,434
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017	2,985	3,023,912
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	149	150,609
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	343	346,647
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013	425	428,719
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	152	152,428
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017	567	575,430
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	323	328,226

		$5,819,661

Surface Transport — 1.2%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	1,764	$1,777,782
Term Loan, 3.75%, Maturing March 11, 2018	923	936,720
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017	608	617,813

		$3,332,315

Telecommunications — 6.9%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016	456	$447,353
Arris Group, Inc.
Term Loan, Maturing February 7, 2020(4)	525	526,641
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017	419	423,858
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	249	251,323
Term Loan, Maturing February 21, 2020(4)	1,550	1,561,867
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019	938	950,321
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018	5,122	5,208,599
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	3,011	3,025,354
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019	375	380,625
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	467	472,521
Term Loan, 3.75%, Maturing September 27, 2019	224	227,804
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(6)	625	626,562

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 5.00%, Maturing April 23, 2019	943	$950,242
Telesat LLC
Term Loan, 5.50%, Maturing March 28, 2019	3,424	3,456,206
TNS, Inc.
Term Loan, 5.00%, Maturing February 15, 2020	450	450,844
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	471	477,330

		$19,437,450

Utilities — 3.7%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	1,346	$1,367,006
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	467	473,615
Term Loan, 4.00%, Maturing April 2, 2018	2,377	2,411,777
Term Loan, 4.00%, Maturing October 9, 2019	423	429,060
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	205	214,113
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	360	376,442
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	364	369,629
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018	2,704	2,744,571
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	249	254,986
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.73%, Maturing October 10, 2017	2,601	1,853,163

		$10,494,362

Total Senior Floating-Rate Interests (identified cost $398,796,205)		$401,327,139

Corporate Bonds & Notes — 10.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(7)
GenCorp, Inc.
7.125%, 3/15/21(8)	20	$21,200

		$21,200

Automotive — 0.1%
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(8)	68	$74,970
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(8)	40	41,775
Navistar International Corp., Sr. Notes
8.25%, 11/1/21	50	51,187

		$167,932

Beverage and Tobacco — 0.0%(7)
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	35	$38,413
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(8)	20	16,950

		$55,363

Security	Principal Amount* (000’s omitted)		Value
Brokers, Dealers and Investment Houses — 0.0%(7)
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(8)		30	$32,475
E*TRADE Financial Corp., Sr. Notes
6.00%, 11/15/17		5	5,256
6.375%, 11/15/19		25	26,563

			$64,294

Building and Development — 0.1%
Brookfield Residential Properties, Inc., Sr. Notes
6.50%, 12/15/20(8)		25	$26,875
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19		20	22,700
7.50%, 7/15/20(8)		45	47,475
11.50%, 7/15/20		15	17,813
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(3)(8)		65	72,312
Nortek, Inc., Sr. Notes
10.00%, 12/1/18		45	50,625
8.50%, 4/15/21(8)		45	50,062

			$287,862

Business Equipment and Services — 0.1%
Education Management, LLC/Education Management Finance Corp., Sr. Notes
15.00%, 7/1/18(8)		28	$28,834
FTI Consulting, Inc., Sr. Notes
6.00%, 11/15/22(8)		20	21,250
HDTFS, Inc., Sr. Notes
6.25%, 10/15/22		25	27,250
IMS Health, Inc., Sr. Notes
6.00%, 11/1/20(8)		40	41,800
MDC Partners, Inc., Sr. Notes
6.75%, 4/1/20(8)		15	15,225
TransUnion Holding Co., Inc., Sr. Notes
8.125%, 6/15/18(3)(8)		55	58,988

			$193,347

Cable and Satellite Television — 0.0%(7)
AMC Networks, Inc., Sr. Notes
4.75%, 12/15/22		15	$15,000
CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes
5.25%, 9/30/22		100	98,750

			$113,750

Chemicals and Plastics — 1.5%
Ashland, Inc., Sr. Notes
3.00%, 3/15/16(8)		5	$5,100
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)		475	478,562
6.625%, 4/15/20		1,000	1,007,500
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)(9)	EUR	500	679,381
8.375%, 2/15/19(8)		500	555,000
7.50%, 5/1/20(8)		400	437,500
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		200	227,000
Milacron, LLC/Mcron Finance Corp., Sr. Notes
7.75%, 2/15/21(8)		10	10,387
PetroLogistics, LP/PetroLogistics Finance Corp., Sr. Notes
6.25%, 4/1/20(8)		15	15,169

Security	Principal Amount* (000’s omitted)		Value
Rockwood Specialties Group, Inc., Sr. Notes
4.625%, 10/15/20		65	$66,869
TPC Group, Inc., Sr. Notes
8.75%, 12/15/20(8)		20	20,925
Trinseo Materials Operating S.C.A., Sr. Notes
8.75%, 2/1/19(8)		750	744,375
Tronox Finance, LLC, Sr. Notes
6.375%, 8/15/20(8)		60	58,425

			$4,306,193

Clothing/Textiles — 0.0%(7)
Levi Strauss & Co., Sr. Notes
6.875%, 5/1/22(8)		15	$16,500

			$16,500

Commercial Services — 0.0%(7)
RR Donnelley & Sons Co., Sr. Notes
7.875%, 3/15/21		15	$15,713

			$15,713

Conglomerates — 0.1%
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(8)		25	$25,750
General Cable Corp., Sr. Notes
5.75%, 10/1/22(8)		40	41,000
Harbinger Group, Inc., Sr. Notes
7.875%, 7/15/19(8)		15	15,900
Spectrum Brands Escrow Corp., Sr. Notes
6.375%, 11/15/20(8)		25	26,906
6.625%, 11/15/22(8)		40	43,500

			$153,056

Containers and Glass Products — 0.7%
BOE Merger Corp., Sr. Notes
9.50%, 11/1/17(3)(8)		45	$48,656
Crown Americas, LLC/Crown Americas Capital Corp. IV, Sr. Notes
4.50%, 1/15/23(8)		40	39,000
Reynolds Group Holdings Inc., Sr. Notes
5.75%, 10/15/20		1,975	2,016,969
Sealed Air Corp., Sr. Notes
8.375%, 9/15/21(8)		5	5,750

			$2,110,375

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc., Sr. Notes
7.75%, 11/1/17(3)(8)		65	$67,925
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(8)		65	71,662
Sun Products Corp. (The), Sr. Notes
7.75%, 3/15/21(8)		30	30,375

			$169,962

Diversified Financial Services — 0.3%
KION Finance SA, Sr. Notes
4.726%, 2/15/20(8)(9)	EUR	650	$842,577

			$842,577

Security	Principal Amount* (000’s omitted)	Value
Drugs — 0.0%(7)
VPI Escrow Corp., Sr. Notes
6.375%, 10/15/20(8)	65	$68,819

		$68,819

Ecological Services and Equipment — 0.0%(7)
ADS Waste Holdings, Inc., Sr. Notes
8.25%, 10/1/20(8)	25	$27,062
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20	25	25,938
5.125%, 6/1/21(8)	30	30,862

		$83,862

Electronics/Electrical — 0.1%
Ceridian Corp., Sr. Notes
11.00%, 3/15/21(8)	10	$10,775
Infor US, Inc., Sr. Notes
9.375%, 4/1/19	35	39,856
NCR Corp., Sr. Notes
5.00%, 7/15/22(8)	30	30,225
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(8)	60	61,050

		$141,906

Equipment Leasing — 0.6%
Air Lease Corp., Sr. Notes
4.50%, 1/15/16	135	$140,737
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14	1,000	1,048,750
6.75%, 9/1/16(8)	175	198,625
7.125%, 9/1/18(8)	175	206,500

		$1,594,612

Financial Intermediaries — 0.6%
Ally Financial, Inc., Sr. Notes
2.487%, 12/1/14(9)	20	$20,034
0.00%, 6/15/15	40	37,500
4.625%, 6/26/15	275	287,884
CIT Group, Inc., Sr. Notes
5.50%, 2/15/19(8)	25	27,563
5.375%, 5/15/20	5	5,513
5.00%, 8/15/22	10	10,735
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)	500	534,375
6.75%, 11/1/20(8)	625	654,687
11.25%, 1/15/21(8)	25	26,125
10.625%, 6/15/21(8)	25	25,406
Lender Processing Services, Inc., Sr. Notes
5.75%, 4/15/23	40	41,900
Nuveen Investments, Inc., Sr. Notes
9.50%, 10/15/20(8)	70	73,500

		$1,745,222

Food Products — 0.0%(7)
Hawk Acquisition Sub, Inc., Sr. Notes
4.25%, 10/15/20(8)	30	$30,075
Land O’Lakes, Inc., Sr. Notes
6.00%, 11/15/22(8)	25	26,750

Security	Principal Amount* (000’s omitted)	Value
Michael Foods Holding, Inc., Sr. Notes
8.50%, 7/15/18(3)(8)	20	$20,700
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22	55	60,087

		$137,612

Food Service — 0.0%(7)
Aramark Corp., Sr. Notes
5.75%, 3/15/20(8)	15	$15,413

		$15,413

Food/Drug Retailers — 0.0%(7)
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(8)	40	$43,100

		$43,100

Health Care — 0.9%
Alere, Inc., Sr. Notes
8.625%, 10/1/18	20	$21,350
Amsurg Corp., Sr. Notes
5.625%, 11/30/20(8)	15	15,863
Biomet, Inc., Sr. Notes
6.50%, 8/1/20(8)	55	58,575
CDRT Holding Corp., Sr. Notes
9.25%, 10/1/17(3)(8)	45	46,912
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	1,115	1,170,750
7.125%, 7/15/20	65	70,606
DaVita, Inc., Sr. Notes
5.75%, 8/15/22	110	114,812
DJO Finance, LLC/DJO Finance Corp., Sr. Notes
8.75%, 3/15/18	10	11,200
HCA Holdings, Inc., Sr. Notes
6.25%, 2/15/21	40	42,750
Hologic, Inc., Sr. Notes
6.25%, 8/1/20	130	138,937
INC Research, LLC., Sr. Notes
11.50%, 7/15/19(8)	25	26,938
inVentiv Health, Inc., Sr. Notes
9.00%, 1/15/18(8)	625	657,812
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	25	27,188
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20	35	39,813
Valeant Pharmaceuticals International, Sr. Notes
6.375%, 10/15/20(8)	50	52,844
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(8)	95	101,056

		$2,597,406

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20	333	$360,889
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(8)	65	69,712
Tempur-Pedic International, Inc., Sr. Notes
6.875%, 12/15/20(8)	15	16,088

		$446,689

Security	Principal Amount* (000’s omitted)	Value
Homebuilders/Real Estate — 0.0%(7)
BC Mountain, LLC/BC Mountain Finance, Inc., Sr. Notes
7.00%, 2/1/21(8)	30	$31,875

		$31,875

Industrial Equipment — 0.0%(7)
Manitowoc Co., Inc. (The), Sr. Notes
5.875%, 10/15/22	35	$36,838

		$36,838

Insurance — 0.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, Sr. Notes
7.875%, 12/15/20(8)	20	$20,650
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(8)	525	561,094
Hub International, Ltd., Sr. Notes
8.125%, 10/15/18(8)	35	37,012
Onex USI Acquisition Corp., Sr. Notes
7.75%, 1/15/21(8)	50	50,375

		$669,131

Leisure Goods/Activities/Movies — 0.3%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	60	$66,150
Bombardier, Inc., Sr. Notes
4.25%, 1/15/16(8)	20	20,850
6.125%, 1/15/23(8)	15	15,637
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22	380	409,450
NCL Corp., Ltd., Sr. Notes
5.00%, 2/15/18(8)	10	10,238
Regal Entertainment Group, Sr. Notes
5.75%, 2/1/25	10	9,850
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	50	50,562
6.875%, 12/1/13	20	20,750
7.25%, 6/15/16	10	11,363
7.25%, 3/15/18	20	23,000
Seven Seas Cruises, S. de R.L., Sr. Notes
9.125%, 5/15/19	35	38,062
Viking Cruises, Ltd., Sr. Notes
8.50%, 10/15/22(8)	35	38,675

		$714,587

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(2)(8)	265	$84,800
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	10	9,950
8.50%, 2/15/20	1,075	1,064,922
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes
9.00%, 2/15/20(8)	275	278,094
9.00%, 2/15/20(8)	575	581,469
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(8)	31	31,155
MGM Resorts International, Sr. Notes
6.625%, 12/15/21	50	52,500
7.75%, 3/15/22	15	16,725
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(8)	50	49,500

Security	Principal Amount* (000’s omitted)	Value
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(8)	210	$184,800
Station Casinos, LLC, Sr. Notes
7.50%, 3/1/21(8)	35	36,137
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	165	146,850
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(8)	84	42,665

		$2,579,567

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal, Sr. Notes
6.75%, 2/25/22	10	$10,954
Eldorado Gold Corp., Sr. Notes
6.125%, 12/15/20(8)	60	62,550
IAMGOLD Corp., Sr. Notes
6.75%, 10/1/20(8)	70	67,725
Inmet Mining Corp., Sr. Notes
8.75%, 6/1/20(8)	15	16,650
7.50%, 6/1/21(8)	20	21,700

		$179,579

Nonferrous Metals/Minerals — 0.0%(7)
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(8)	20	$21,600
6.25%, 11/15/22(8)	35	36,838

		$58,438

Oil and Gas — 0.5%
Atlas Energy Holdings Operating Co., LLC, Sr. Notes
7.75%, 1/15/21(8)	20	$19,238
Bristow Group, Inc., Sr. Notes
6.25%, 10/15/22	45	48,769
Chesapeake Energy Corp., Sr. Notes
6.125%, 2/15/21	75	80,156
5.75%, 3/15/23	50	50,813
Concho Resources, Inc., Sr. Notes
5.50%, 4/1/23	45	46,913
Continental Resources, Inc., Sr. Notes
5.00%, 9/15/22	140	149,450
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes
6.50%, 11/1/22(8)	65	66,787
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes
6.875%, 5/1/19	100	110,000
9.375%, 5/1/20	70	81,200
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22	20	22,200
EPL Oil & Gas, Inc., Sr. Notes
8.25%, 2/15/18(8)	40	42,600
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes
8.125%, 11/15/18(8)	20	21,050
Kodiak Oil & Gas Corp., Sr. Notes
5.50%, 1/15/21(8)	5	5,244
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	35	38,500
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(8)	50	52,250
Newfield Exploration Co., Sr. Notes
5.625%, 7/1/24	65	67,275
Oasis Petroleum, Inc., Sr. Notes
6.875%, 1/15/23	75	82,875

Security	Principal Amount* (000’s omitted)	Value
Offshore Group Investment, Ltd., Sr. Notes
7.125%, 4/1/23(8)	20	$20,500
Plains Exploration & Production Co., Sr. Notes
6.875%, 2/15/23	105	119,437
Rockies Express Pipeline, LLC, Sr. Notes
6.00%, 1/15/19(8)	30	29,475
Sabine Pass LNG, L.P., Sr. Notes
6.50%, 11/1/20(8)	55	58,162
SandRidge Energy, Inc., Sr. Notes
7.50%, 3/15/21	15	15,675
SM Energy Co., Sr. Notes
6.50%, 1/1/23	40	44,000
Tesoro Corp., Sr. Notes
5.375%, 10/1/22	55	57,612

		$1,330,181

Publishing — 0.2%
Laureate Education, Inc., Sr. Notes
9.25%, 9/1/19(8)	315	$351,618
Laureate Education, Inc., Sr. Sub Notes
12.75%, 8/15/17(8)	45	48,094
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, Sr. Notes
9.75%, 4/1/21(8)	45	44,775

		$444,487

Radio and Television — 0.7%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(8)	451	$435,779
11.25%, 3/1/21(8)	20	20,600
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Notes
6.50%, 11/15/22(8)	25	26,188
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Notes
6.50%, 11/15/22(8)	70	74,200
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17	844	917,850
LBI Media, Inc., Sr. Notes
13.50%, 4/15/20(8)	6	2,580
Starz, LLC/Starz Finance Corp., Sr. Notes
5.00%, 9/15/19	35	36,225
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(8)	425	461,125
WMG Acquisition Corp., Sr. Notes
6.00%, 1/15/21(8)	25	26,312

		$2,000,859

Real Estate Investment Trusts (REITs) — 0.0%(7)
RHP Hotel Properties LP/RHP Finance Corp., Sr. Notes
5.00%, 4/15/21(8)	20	$20,175

		$20,175

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., Sr. Notes
9.00%, 2/15/18(3)(8)	30	$30,600

Security	Principal Amount* (000’s omitted)		Value
Claire’s Stores, Inc., Sr. Notes
8.875%, 3/15/19		10	$10,600
9.00%, 3/15/19(8)		70	79,450
6.125%, 3/15/20(8)		25	25,750
Michaels Stores, Inc., Sr. Notes
7.75%, 11/1/18		75	82,313
New Academy Finance Co., LLC/New Academy Finance Corp., Sr. Notes
8.00%, 6/15/18(3)(8)		50	52,000
Petco Holdings, Inc., Sr. Notes
8.50%, 10/15/17(3)(8)		110	113,987
Radio Systems Corp., Sr. Notes
8.375%, 11/1/19(8)		30	31,800
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22		95	99,631
ServiceMaster Co., Sr. Notes
7.00%, 8/15/20(8)		60	62,400

			$588,531

Steel — 0.0%(7)
AK Steel Corp., Sr. Notes
8.75%, 12/1/18(8)		15	$16,594

			$16,594

Surface Transport — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp., Sr. Notes
6.375%, 4/1/23(8)		15	$15,506

			$15,506

Telecommunications — 0.9%
Avaya, Inc., Sr. Notes
9.00%, 4/1/19(8)		20	$20,900
Crown Castle International Corp., Sr. Notes
5.25%, 1/15/23		55	56,169
Frontier Communications Corp., Sr. Notes
7.625%, 4/15/24		20	20,625
Intelsat Jackson Holdings SA, Sr. Notes
7.25%, 10/15/20		55	60,637
Intelsat Luxembourg SA, Sr. Notes
7.75%, 6/1/21(8)		75	76,500
8.125%, 6/1/23(8)		60	61,200
Lynx I Corp., Sr. Notes
5.375%, 4/15/21(8)		475	496,375
6.00%, 4/15/21(8)	GBP	475	743,571
MetroPCS Wireless, Inc., Sr. Notes
6.25%, 4/1/21(8)		60	61,275
6.625%, 4/1/23(8)		85	87,019
SBA Communications Corp., Sr. Notes
5.625%, 10/1/19(8)		50	51,625
SBA Telecommunications, Inc., Sr. Notes
5.75%, 7/15/20(8)		50	52,187
Sprint Nextel Corp., Sr. Notes
7.00%, 8/15/20		555	613,275
6.00%, 11/15/22		50	51,625
Windstream Corp., Sr. Notes
6.375%, 8/1/23(8)		15	14,963

			$2,467,946

Security	Principal Amount* (000’s omitted)	Value
Utilities — 1.5%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	2,138	$2,357,145
7.875%, 1/15/23(8)	1,530	1,705,950
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(8)	20	21,150

		$4,084,245

Total Corporate Bonds & Notes (identified cost $29,334,579)		$30,631,304

Asset-Backed Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.238%, 2/24/19(8)(9)	$295	$271,886
Babson Ltd., Series 2005-1A, Class C1, 2.254%, 4/15/19(8)(9)	376	341,548
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.78%, 3/8/17(9)	492	492,894
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.053%, 7/17/19(9)	500	480,513
Madison Park Funding Ltd., Series 2006-2A, Class D, 5.034%, 3/25/20(8)(9)	1,000	982,397
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.551%, 4/25/21(8)(9)	1,000	900,224

Total Asset-Backed Securities (identified cost $3,642,833)		$3,469,462

Common Stocks — 1.5%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(5)(10)(11)	10,159	$314,929

		$314,929

Building and Development — 0.1%
Panolam Holdings Co.(5)(11)(12)	131	$231,238
United Subcontractors, Inc.(5)(10)(11)	292	12,181

		$243,419

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(5)(10)(11)	41	$4,426

		$4,426

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(5)(10)(11)	22,185	$200,774

		$200,774

Home Furnishings — 0.1%
Oreck Corp.(5)(10)(11)	2,275	$39,562
Sanitec Europe Oy B Units(5)(10)(11)	26,265	197,967
Sanitec Europe Oy E Units(5)(10)(11)	25,787	0

		$237,529

Leisure Goods/Activities/Movies — 0.3%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	22,424	$927,775

		$927,775

Security	Shares	Value
Lodging and Casinos — 0.3%
Affinity Gaming, LLC(5)(10)(11)	23,498	$328,976
Greektown Superholdings, Inc.(11)	45	4,050
Tropicana Entertainment, Inc.(5)(10)(11)	25,430	397,344

		$730,370

Nonferrous Metals/Minerals — 0.0%(7)
Euramax International, Inc.(5)(10)(11)	468	$105,188

		$105,188

Oil and Gas — 0.0%(7)
SemGroup Corp.(11)	750	$38,790

		$38,790

Publishing — 0.5%
Ion Media Networks, Inc.(5)(10)	2,155	$1,370,580
MediaNews Group, Inc.(5)(10)(11)	5,771	121,079

		$1,491,659

Total Common Stocks (identified cost $2,468,490)		$4,294,859

Warrants — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
SemGroup Corp., Expires 11/30/14(11)	789	$21,378

Total Warrants (identified cost $8)		$21,378

Miscellaneous — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%(7)
NCS Acquisition Corp., Escrow Certificate(5)(11)	20,000	$276

		$276

Cable and Satellite Television — 0.0%(7)
Adelphia Recovery Trust(5)(11)	261,268	$0
Adelphia, Inc., Escrow Certificate(11)	270,000	2,363

		$2,363

Oil and Gas — 0.0%(7)
SemGroup Corp., Escrow Certificate(11)	290,000	$7,612

		$7,612

Total Miscellaneous (identified cost $250,466)		$10,251

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	$3,747	$3,746,828

Total Short-Term Investments (identified cost $3,746,828)		$3,746,828

Total Investments — 157.4% (identified cost $438,239,409)		$443,501,221

Less Unfunded Loan Commitments — (0.2)%		$(625,000)

Net Investments — 157.2% (identified cost $437,614,409)		$442,876,221

Other Assets, Less Liabilities — (18.1)%		$(51,110,662)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.1)%		$(110,002,580)

Net Assets Applicable to Common Shares — 100.0%		$281,762,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	This Senior Loan will settle after March 31, 2013, at which time the interest rate will be determined.

(5)	For fair value value measurement disclosure purposes, security is categorized as Level 3.

(6)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $20,937,621 or 7.4% of the Trust’s net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2013.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended
March 31, 2013 was $6,701.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$437,732,282

Gross unrealized appreciation	$9,272,952
Gross unrealized depreciation	(4,129,013)

Net unrealized appreciation	$5,143,939

Restricted Securities

At March 31, 2013, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$231,238

Total Restricted Securities			$71,985	$231,238

A summary of open financial instruments at March 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/30/13	British Pound Sterling 475,000	United States Dollar 737,718	Citibank NA	$16,086
5/31/13	British Pound Sterling 3,442,535	United States Dollar 5,211,637	Goldman Sachs International	(17,516)
5/31/13	Euro 2,437,847	United States Dollar 3,188,314	Citibank NA	62,088
6/28/13	British Pound Sterling 2,373,994	United States Dollar 3,592,969	Citibank NA	(12,597)
6/28/13	Euro 4,830,021	United States Dollar 6,212,759	HSBC Bank USA	17,529

				$65,590

At March 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $95,703 and $30,113, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$399,868,875	$833,264	$400,702,139
Corporate Bonds & Notes	—	30,588,639	42,665	30,631,304
Asset-Backed Securities	—	3,469,462	—	3,469,462
Common Stocks	38,790	931,825	3,324,244	4,294,859
Warrants	—	21,378	—	21,378
Miscellaneous	—	9,975	276	10,251
Short-Term Investments	—	3,746,828	—	3,746,828
Total Investments	$38,790	$438,636,982	$4,200,449	$442,876,221
Forward Foreign Currency Exchange Contracts	$—	$95,703	$—	$95,703
Total	$38,790	$438,732,685	$4,200,449	$442,971,924

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(30,113)	$—	$(30,113)
Total	$—	$(30,113)	$—	$(30,113)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2013 is not presented.

At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013